Discontinued Operations	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

Propane Business

On September 1, 2017, we completed the disposition of the Propane Business pursuant to the Membership Interest Purchase Agreement dated July 21, 2017, between AMID Merger LP, a wholly owned subsidiary of the Partnership, and SHV Energy N.V. Through the transaction, we divested Pinnacle Propane’s 40 service locations; Pinnacle Propane Express’ cylinder exchange business and related logistic assets; and the Alliant Gas utility system. Prior to the sale, we moved the trucking business from the Propane Marketing Services segment to the Liquid Pipelines and Services segment. With the disposition of the Propane Business, we eliminated the Propane Marketing Services segment.

In connection with the transaction, we received approximately $170 million in cash, net of customary closing adjustments, and recorded a gain of approximately $46.5 million, net of $2.5 million of transaction costs. We have reported the accounts and the results of our Propane Business as discontinued operations in our consolidated financial statements for all periods presented. The following tables summarize the financial information related to the Propane Business for the corresponding years.

Consolidated Statements of Operations

	Year Ended December 31,
	2016	2015	2014
	(in thousands)

Total revenues	$137,896	$163,583	$181,843
Costs and Expenses
Costs of sales	49,672	62,621	116,924
Direct operating expenses	51,828	55,751	51,495
Corporate expenses	9,992	12,508	12,279
Depreciation, amortization and accretion	15,936	17,261	14,709
Loss on sale of assets, net	2,182	1,060	993
Loss on impairment of goodwill	12,802	—	—
Total expenses	142,412	149,201	196,400

Operating (loss) income	(4,516)	14,382	(14,557)

Other Income(expense)
Interest expense	(36)	(43)	(61)
Other income	374	272	434
Income (loss) from discontinued operations before income tax benefit (expense)	(4,178)	14,611	(14,184)

Income tax benefit (expense)	2	(3)	(1)
Net income (loss) from discontinued operations	$(4,176)	$14,608	$(14,185)

Consolidated Balance Sheets

The current and non-current assets and liabilities of the Propane Business are as follows:

	December 31,
	2016	2015
	(in thousands)
ASSETS
Current assets
Accounts receivable, net	$13,055	$14,736
Unbilled revenue	2,736	3,506
Inventory	4,785	3,946
Other current assets	2,151	451
Total current assets of discontinued operations	22,727	22,639

Non-current assets
Property, plant and equipment, net	78,395	90,194
Goodwill	15,361	28,162
Intangible assets, net	20,212	23,041
Risk management assets	37	—
Other assets, net	27	26
Total non-current assets of discontinued operations	114,032	141,423
Total assets	$136,759	$164,062

LIABILITIES
Current liabilities
Accounts payable	$5,709	$3,148
Accrued expenses and other current liabilities	8,563	8,852
Current portion of long-term debt	47	141
Total current liabilities of discontinued operations	14,319	12,141

Non-current liabilities
Other liabilities	172	375
Total non-current liabilities of discontinued operations	172	375
Total liabilities	$14,491	$12,516

The following table summarizes other selected financial information related to the Propane Business:

	Year ended December 31,
	2016	2015	2014
	(in thousands)

Depreciation	$13,108	$14,455	$12,298
Amortization	2,828	2,806	2,411
Capital expenditures	6,549	17,503	16,398

Other operating non-cash items
Impairment of goodwill	12,802	—	—
Loss on sale of assets	2,182	1,060	993
Unrealized (gain) loss on derivative contracts, net	(1,072)	(11,764)	12,691

Mid-Continent
On February 1, 2016, we sold certain trucking and marketing assets in the Mid-Continent area (the “Mid-Continent Business”) to JP Development for $9.7 million in cash. We recognized a loss on the disposal of approximately $12.9 million during the year ended December 31, 2015, which primarily related to goodwill and long-lived asset impairment charges. Prior to the classification as discontinued operations, we reported the Mid-Continent Business in our Liquid Pipelines and Services segment.

Financial information for the Mid-Continent Business which is included in Loss from discontinued operations in the consolidated statement of operations is summarized below:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)

Total revenues	$11,495	$429,784	$967,480
Costs and Expenses
Costs of sales	11,687	426,886	961,428
Direct operating expenses	203	2,269	2,866
Loss on impairment of goodwill and assets held for sale	—	12,909	—
Depreciation, amortization and accretion	211	2,281	2,258
(Gain) loss on sale of assets, net	(114)	119	229
Total expenses	11,987	444,464	966,781

Operating (loss) income	(492)	(14,680)	699

Other income (expense)	(47)	(271)	(366)
Income (loss) from discontinued operations before income tax expense	(539)	(14,951)	333

Income tax expense	—	—	—
Net income (loss) from discontinued operations	$(539)	$(14,951)	$333

The current and non-current assets and liabilities of the Mid-Continent Business are as follows:

December 31,
2015
ASSETS
Current assets
Inventory	$2,692
Other current assets	38
Total current assets of discontinued operations	2,730

Non-current assets
Property, plant and equipment, net	5,203
Intangible assets, net	1,138
Other assets, net	303
Total non-current assets of discontinued operations	6,644
Total assets	$9,374

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	$640
Total current assets of discontinued operations	640
Total liabilities	$640

Bakken Business
On June 30, 2014, we sold our trucking and related assets in North Dakota, Montana and Wyoming (the “Bakken Business”) to Gold Spur Trucking, LLC for $9.1 million. We recognized a loss on this sale of approximately $7.3 million during the second quarter of 2014, which primarily related to the write-off of a related customer contract. We also recognized a $2.0 million goodwill impairment charge in connection with the transaction

Financial information for the Bakken Business which is included in Loss from discontinued operations, net of tax in the consolidated statement of operations is summarized below:

Year Ended December 31, 2014
(in thousands)
Total revenues	$7,865
Costs and Expenses
Cost of sales	5,254
Direct operating expenses	1,324
Corporate expenses	448
Depreciation, amortization and accretion	1,433
Loss on sale of assets, net	9,032
Total expenses	17,491

Operating loss	(9,626)

Interest expense	(4)
Other income	22
Loss from discontinued operations before income tax expense	$(9,608)

Blackwater

On December 17, 2013, we acquired Blackwater Midstream Holdings LLC ("Blackwater") from an ArcLight affiliate. As part of the Blackwater acquisition, we acquired certain long-lived terminal assets which were immediately classified as held for sale. Due to deteriorating market conditions, the Partnership recognized an impairment charge on these assets of $0.7 million in 2014. These assets were sold during the third quarter of 2015 at a nominal loss.

Selected financial information for the portion of the Blackwater business sold which is included in Loss from discontinued operations, net of tax in the consolidated statement of operations is summarized below:

	Years Ended December 31,
	2015	2014
	(in thousands)
Total revenues	$74	$474
Expenses	(196)	(658)
Impairment	—	(673)
Loss on sale of assets	(150)	(87)
Income tax benefit	192	333
Loss from discontinued operations	$(80)	$(611)

We have elected to not separately present the cash flows from operating, investing and financing activities related to the discontinued operations described above in our consolidated statements of cash flows.